LOANS, An Analysis of Past Due Loans (Details) $ in Thousands	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 3,288	$ 2,867
Current loans	345,391	305,625
Total loans	348,679	308,492
Accruing loans 90 or more days past due	82	247
30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	658	1,420
90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 2,630	$ 1,447
Number of loans past due for 90 days accruing interest | Loan	2	2
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 2,416	$ 2,262
Current loans	210,906	178,355
Total loans	213,322	180,617
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	398	1,246
Commercial Real Estate [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,018	1,016
Commercial Real Estate [Member] | Residential ADC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Current loans	7,242	2,463
Total loans	7,242	2,463
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Real Estate [Member] | Residential ADC [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Real Estate [Member] | Commercial ADC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	2,248
Current loans	24,364	22,335
Total loans	24,364	24,583
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Commercial ADC [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	1,232
Commercial Real Estate [Member] | Commercial ADC [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	1,016
Commercial Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Current loans	5,392	3,826
Total loans	5,392	3,826
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Farmland [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Real Estate [Member] | Farmland [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Real Estate [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Current loans	11,967	11,980
Total loans	11,967	11,980
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Multifamily [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Real Estate [Member] | Multifamily [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,272	0
Current loans	82,536	69,686
Total loans	84,808	69,686
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Owner Occupied [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	254	0
Commercial Real Estate [Member] | Owner Occupied [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,018	0
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	144	14
Current loans	79,405	68,065
Total loans	79,549	68,079
Accruing loans 90 or more days past due	0	0
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	144	14
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	25	85
Current loans	48,842	43,695
Total loans	48,867	43,780
Accruing loans 90 or more days past due	0	0
Commercial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	29
Commercial [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	25	56
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	25	85
Current loans	47,007	41,850
Total loans	47,032	41,935
Accruing loans 90 or more days past due	0	0
Commercial [Member] | Commercial and Industrial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	29
Commercial [Member] | Commercial and Industrial [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	25	56
Commercial [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Current loans	415	209
Total loans	415	209
Accruing loans 90 or more days past due	0	0
Commercial [Member] | Agricultural [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial [Member] | Agricultural [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Current loans	1,420	1,636
Total loans	1,420	1,636
Accruing loans 90 or more days past due	0	0
Commercial [Member] | Other [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial [Member] | Other [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	634	152
Current loans	48,425	44,546
Total loans	49,059	44,698
Accruing loans 90 or more days past due	79	0
Residential Mortgage [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	50	24
Residential Mortgage [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	584	128
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	185	152
Current loans	47,751	43,659
Total loans	47,936	43,811
Accruing loans 90 or more days past due	79	0
Residential Mortgage [Member] | First Lien, Closed-End [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	50	24
Residential Mortgage [Member] | First Lien, Closed-End [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	135	128
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	449	0
Current loans	674	887
Total loans	1,123	887
Accruing loans 90 or more days past due	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	449	0
Home Equity Lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	203	358
Current loans	33,469	34,761
Total loans	33,672	35,119
Accruing loans 90 or more days past due	3	247
Home Equity Lines [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	200	111
Home Equity Lines [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	3	247
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	10	10
Current loans	3,749	4,268
Total loans	3,759	4,278
Accruing loans 90 or more days past due	0	0
Consumer - Other [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	10	10
Consumer - Other [Member] | 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 0	$ 0